Sale of assets Financial Results (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net income (loss) from discontinued operations	$ (147)	$ 9,278	$ 52,881
CNG Compressor Business and Industrial Business Segment
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	0	8,837	46,268
Cost of revenue	0	7,548	34,647
Research and development	0	603	2,972
General and administrative	0	1,083	5,027
Sales and marketing	147	575	2,713
Operating Expenses	147	9,809	45,359
Operating income (loss) from discontinued operations	(147)	(972)	909
Restructuring costs	0	1,268	0
Net gain on sale of assets	0	(10,710)	(58,310)
Other expenses	0	0	220
Income (loss) from discontinued operations before income tax	(147)	8,470	58,999
Income tax expense (recovery)	0	(808)	6,118
Net income (loss) from discontinued operations	$ (147)	$ 9,278	$ 52,881